DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Detailed Information About Basic And Diluted NetIncomeloss Per Share [Abstract]
Disclosure Of Detailed Information About Adjustments On Profit Loss Attributable To Owners Of Parent [Text Block]	The following table details the adjustments made for the determination of distributable net profit as of December 31, 2022 and 2021:

	Distributable net profit
	12-31-2022 ThU.S.$	12-31-2021 ThU.S.$	12-31-2020 ThU.S.$
Net profit attributable to parent company	704,480	1,030,812	25,843
Adjustments:
Sale of lands	-	(167,802)	-
Biological assets
Unrealized gains (losses)	(12,933)	(79,452)	(183,927)
Realized gains (losses)	327,268	249,441	208,064
Deferred income taxes	(91,629)	(42,970)	(4,684)
Total adjustments	222,706	127,019	19,453
Distributable net profit	927,186	990,029	45,296

Disclosure Of Detailed Information About Basic And Diluted NetIncomeloss Per Share [Text Block]	Basic and diluted earnings per share are calculated by dividing the profit or loss attributable to ordinary equity holders of parent by the weighted average number of ordinary shares outstanding. Arauco does not have any shares with potential dilutive effect.

	January-December
	2022	2021	2020
	ThU.S.$	ThU.S.$	ThU.S.$
Profit or loss attributable to ordinary equity holder of parent	704,480	1,030,812	25,843
Weighted average of number of shares	120,474,350	119,414,435	114,269,961
Basic and diluted earnings per share (in U.S.$ per share)	5.8476	8.6322	(0.2262)